EXPENSES - SUPPLIES/EMPLOYEE BENEFIT EXPENSE/DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Revenue	$ 1,449,225	$ 1,412,262	$ 1,707,286
Supplies [Abstract]
Subcontracted Services Expense	43,774	25,994	16,044
Infrastructure Leases	27,500	14,678	15,097
Purchases of Materials	3,746	4,266	3,061
Communications	15,863	11,488	13,718
Expenses with Public Agency	18	797	1,951
Other	18,868	15,053	16,556
Total	109,769	72,276	66,427
Employee Benefit Expenses
Wages and Salaries	799,613	788,297	946,752
Social Security (a)	108,245	101,911	120,353
Supplementary Pension Contributions	3,279	3,111	2,972
Termination benefits	23,028	24,262	36,065
Other welfare costs	168,503	142,827	194,889
Total	1,102,668	1,060,408	1,301,031
Depreciation and amortisation expense [abstract]
Property, plant and equipment	73,159	73,939	83,556
Intangible Assets	60,069	46,981	57,226
Total	$ 133,228	$ 120,920	$ 140,782